EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND, EXCEED STRUCTURED HEDGED INDEX STRATEGY FUND, and EXCEED STRUCTURED ENHANCED INDEX STRATEGY FUND (the “Funds”)

Supplement dated June 16, 2015 to the Prospectus dated December 24, 2014, as supplemented on January 30, 2015, April 13, 2015 and April 14, 2015

1.	The table in the sections entitled “Purchase and Sale of Fund Shares” on pages 5, 11, and 17 are hereby removed in their entirety and replaced with the following:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$10,000	$1,000
Retirement Accounts	$2,500	$100	$10,000	$1,000

2.	The table in the section entitled “Choosing a Share Class” beginning on page 35 is hereby removed in its entirety and replaced with the following:

	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,500	$10,000
Sales Charges	None	None
Rule 12b-1 Distribution Fees	0.25%	None

3.	The table in the subsection entitled “Minimum Investments” in the section entitled “Buying Shares” beginning on page 36 is hereby deleted in its entirety and replaced with the following:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$10,000	$1,000
Retirement Accounts	$2,500	$100	$10,000	$1,000

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For more information, please contact a Fund customer service representative toll free at (844) 800-5092.

PLEASE RETAIN FOR FUTURE REFERENCE.
226-PSA-0615